Business combination - Acquisition of Mercadapp (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Nov. 13, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired	100.00%		100.00%
Mercadapp
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired		100.00%
Purchase price		R$ 10,500
Purchase price adjusted for the probability of reaching the contingent consideration		9,791
Amount paid in cash		6,500
Amount to be paid in the acquisition of shares		500
Retained Installments		1,000
Contingent consideration		1,791
Mercadapp | 2021
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		758
Mercadapp | 2022
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		885
Mercadapp | 2023
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		148
Mercadapp | Maximum
Disclosure of detailed information about business combination [line items]
Retained Installments		1,000
Contingent consideration		R$ 2,500